INCOME TAXES	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9. INCOME TAXES

Income tax expense for the years ended June 30, 2014 and 2013 varied from the amount computed by applying the statutory income tax rate to income before taxes. A reconciliation between the expected federal income tax rate using the federal statutory tax rate of 35% to the Company’s effective tax rate is as follows:

	For the years ended June 30,
	2014	2013
	%	%

U.S. expected federal income tax benefit	(35.0)	(35.0)
U.S. state, local tax net of federal benefit	(10.9)	(10.9)
U.S. permanent difference	0.3	1.2
U.S. temporary difference	45.5	44.7
Permanent differences related to other countries	(0.9)	19.3
Other	0.0	(0.4)
Hong Kong statutory income tax rate	16.5	0.0
Total tax expense	15.5	18.9

The U.S. temporary difference was mainly comprised of unearned compensation amortization and provision for allowance for doubtful accounts.

The income tax expense (benefit) for the years ended June 30, 2014 and 2013 are as follows:

	For the years ended June 30,
	2014	2013

Current
USA	$-	$(3,811)
Hong Kong	130,268	-
Other countries	-	-
China	-	-
	130,268	(3,811)

Deferred
USA	(50,330)	413,900
Hong Kong	-	-
Other countries	(115)	-
China	-	-
	(50,445)	413,900

Total	$79,823	$410,089

Deferred tax assets are comprised of the following:

	For the years ended June 30,
	2014	2013

Allowance for doubtful accounts	$224,000	$301,000
Stock-based compensation	411,000	307,000
Net operating loss	1,004,000	443,000
Total deferred tax assets	1,639,000	1,051,000
Valuation allowance	(1,475,100)	(945,900)
Deferred tax assets, net - long-term	$163,900	$105,100

Operations in the USA have incurred a cumulative net operating loss of approximately $3,465,850 as of June 30, 2014, which may be available to reduce future taxable income. This carry-forward will expire if not utilized by 2034. Other deferred tax assets relating to the allowance for doubtful accounts, stock compensation expenses and net operating loss amounting to $224,000, $411,000 and $1,004,000 have been recorded respectively. 90% of the deferred tax assets balance has been provided as valuation allowance as of June 30, 2014 based on management’s estimate.